SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS	NOTE 14 – SUBSEQUENT EVENTS On October 23, 2023, the Company issued 24,869 common shares to two directors following the vesting of RSU’s.	NOTE 19 – SUBSEQUENT EVENTS On January 3, 2023, the Company issued 6,727 common shares to two directors following the vesting of RSU’s.